Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Derivatives recharged to Seadrill Partners	$ (4,000,000)	$ 7,000,000
Seadrill Partners LLC [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Revenues related party	35,000,000	37,000,000
Rig operating costs charged by Seadrill Partners	1,000,000	2,000,000
Bareboat charter arrangements	0	3,000,000
Interest income, related party	0	5,000,000
Derivatives recharged to Seadrill Partners		(1,000,000)
Seadrill Partners LLC [Member] | Subsidiaries [Member] | Interest Rate Swap [Member]
Related Party Transaction [Line Items]
Derivatives recharged to Seadrill Partners	0	1,000,000
Seadrill Partners LLC [Member] | Rig Operating Expenses Charged [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Other revenues	1,000,000	13,000,000
Seadrill Partners LLC [Member] | Deferred Consideration Receivable [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Receivables (payables)	41,000,000		$ 52,000,000
Seadrill Partners LLC [Member] | Insurance Premiums Charged [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Other revenues	$ 5,000,000	$ 5,000,000